PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, net consists of the following:

	September 30, 2021	December 31, 2020
Internal-use software	$5,941	$3,682
Equipment	523	441
Construction in process	268	—
Furniture and fixtures	586	383
Leasehold improvements	509	455
Total property and equipment	7,827	4,961
Less: accumulated depreciation	(1,715)	(684)
Property and equipment, net	$6,112	$4,277

Property and equipment are recorded at cost less accumulated depreciation. Depreciation expense is recognized using the straight-line method over the estimated useful lives, which are typically:

ESTIMATED USEFUL LIFE
Equipment	3 years
Internal-use software	5 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of economic useful life or the remaining lease term
Property and equipment, net consists of the following:

	December 31,
	2020	2019
Internal-use software	$3,682	$—
Equipment	441	400
Furniture and fixtures	383	376
Leasehold improvements	455	207
Total property and equipment	4,961	983
Less: accumulated depreciation	(684)	(303)
Property and equipment, net	$4,277	$680